Purchase of Pipe Line Holdings (Details) - USD ($) $ in Millions						3 Months Ended													11 Months Ended	12 Months Ended
		Dec. 04, 2015	Dec. 01, 2014	Mar. 01, 2014	May 02, 2013	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1],[2]	Mar. 31, 2016	[1],[3]	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 03, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 310	$ 100															$ 0		$ 12		$ 910
Purchase of additional interest in Pipe Line Holdings																						(12)		(910)
Net income attributable to MPLX LP						$ 133		$ 141		$ 19		$ (60)		$ 18		$ 41	$ 51	$ 46		233	[4]	156	[4]	121	[4]
Transfer to noncontrolling interest:
Change from net income attributable to MPLX LP and transfer to noncontrolling interest																						150		(517)
Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Purchase of additional interest in Pipe Line Holdings		$ 6	$ 335	138
General Partner [Member]
Transfer to noncontrolling interest:
Decrease in general partner-MPC equity for purchases of additional interest in Pipe Line Holdings		$ 6	$ 465	$ 172																		6		638
MPC [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			0.50%																0.50%
Purchase of additional interest in Pipe Line Holdings																						(6)		(472)
MPC [Member] | General Partner [Member]
Business Acquisition [Line Items]
Net income attributable to MPLX LP	[4]																			$ 191		$ 57		$ 8
Mplx Pipe Line Holdings Lp [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			99.50%
Pipe Line Holding [Member]
Business Acquisition [Line Items]
Effective date of acquisition		Dec. 04, 2015	Dec. 01, 2014	Mar. 01, 2014	May 01, 2013
Percentage Of Partners Interest Contributed			7.625%
Payments to Acquire Businesses, Gross		$ 12	$ 600
Percentage Of Partners Interest Acquired		0.50%	22.875%	13.00%	5.00%
Percentage of Partners Interest Purchased and Contributed			30.50%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 200
Pipe Line Holding [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Purchase of additional interest in Pipe Line Holdings					$ 54
Pipe Line Holding [Member] | General Partner [Member]
Transfer to noncontrolling interest:
Decrease in general partner-MPC equity for purchases of additional interest in Pipe Line Holdings					$ 46
Cash [Member] | Pipe Line Holding [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 40
Revolving Credit Facility [Member] | Pipe Line Holding [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 270

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[3]	(1)First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.
[4]	(1)Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.